UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2008

Date of reporting period: SEPTEMBER 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

September 30, 2008

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Security	Amount	Value	and Investments

Debt Securities (83.53%)
Bank Debt (70.83%) (1)
Cable Service Carriers (6.80%)
Bresnan Communications, LLC, 2nd Lien Term Loan, LIBOR +4.5%, due 3/29/14
(Acquired 11/22/06, Amortized Cost $20,196,094)	$19,750,000	$17,824,375	1.46%
Casema, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 4.75% PIK, due 9/12/16
(Acquired 7/16/08 and 7/22/08, Amortized Cost $23,451,787) - (Netherlands) (3)	€15,010,175.00	19,840,894	1.63%
Primacom AG, Mezzanine Term Loan, EURIBOR + 3.5% Cash + 7% PIK, due 11/21/17
(Acquired 12/28/07, Amortized Cost $46,394,702) - (Germany) (3)	€31,425,395.00	45,170,360	3.71%
Total Cable Service Carriers		82,835,629

Communications Equipment Manufacturing (8.37%)
Dialogic Corporation, Senior Secured Notes, LIBOR +10%, due 9/30/10
(Acquired 9/9/08 and 9/10/08, Amortized Cost $39,548,000)	$40,000,000	41,000,000	3.37%
Enterasys Network Distribution Ltd., 2nd Lien Term Loan, LIBOR +9.25%, due 2/22/11
(Acquired 3/9/07, Amortized Cost $2,588,317) - (Ireland)	$2,614,462	2,588,317	0.21%
Enterasys Networks, Inc., 2nd Lien Term Loan, LIBOR +9%, due 2/22/11
(Acquired 3/9/07, Amortized Cost $11,348,775)	$11,463,409	11,348,775	0.93%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR +3.25%, due 8/10/14
(Acquired 12/13/07, Amortized Cost $49,794,210)	$52,972,564	47,039,637	3.86%
Total Communications Equipment Manufacturing		101,976,729

Computer and Peripheral Equipment Manufacturing (1.53%)
Palm, Inc., Tranche B Term Loan, LIBOR +3.5%, due 4/24/14
(Acquired 12/13/07, Amortized Cost $27,236,783)	$30,263,093	18,611,802	1.53%

Data Processing, Hosting and Related Services (10.87%)
GXS Worldwide, Inc., 1st Lien Term Loan, LIBOR +4%, due 3/31/13
(Acquired 10/12/07, Amortized Cost $24,149,948) (8)	$24,642,804	23,287,450	1.91%
GXS Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 9/30/13
(Acquired 10/12/07, Amortized Cost $59,360,204) (8)	$60,264,167	57,853,600	4.75%
Terremark Worldwide, Inc., 1st Lien Term Loan, LIBOR + 3.75%, due 7/31/12
(Acquired 8/1/07, Amortized Cost $15,093,335)	$15,093,335	14,414,135	1.18%
Terremark Worldwide, Inc., 2nd Lien Term Loan,
LIBOR + 3.25% Cash + 4.5% PIK, due 1/31/13
(Acquired 8/1/07, Amortized Cost $38,626,982)	$38,845,330	36,854,507	3.03%
Total Data Processing, Hosting and Related Services		132,409,692

Gambling Industries (3.15%)
Gateway Casinos, Inc., 2nd Lien Term Loan, LIBOR+5.50%, due 3/31/15
(Acquired 5/30/08, 6/5/08, 6/12/08 and 6/26/08, Amortized Cost $41,466,250)	$61,000,000	31,516,687	2.59%
Tropicana Entertainment, Term Loan, Prime + 3.25%, due 1/03/12
(Acquired 12/7/07 and 12/11/07, Amortized Cost $9,612,500)	$10,000,000	6,815,000	0.56%
Total Gambling Industries		38,331,687

Industrial Machinery Manufacturing (1.16%)
Edwards Limited 2nd Lien Term Loan, LIBOR + 5.75%, due 11/30/14
(Acquired 7/15/08, 8/14/08, and 9/03/08, Amortized Cost $14,662,500)	$21,750,000	14,137,500	1.16%

Management, Scientific, and Technical Consulting Services (0.91%)
Booz Allen Hamilton Mezzanine Loan, 11% Cash + 2% PIK, due 7/31/16
(Acquired 8/1/08, Amortized cost $11,240,579)	$11,354,118	11,041,880	0.91%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2008

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Security	Amount	Value	and Investments

Debt Securities (continued)
Motor Vehicle Parts Manufacturing (7.08%)
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, 12/31/12
(Acquired 12/31/07, Amortized Cost $23,782,688)	$23,782,688	$22,942,374	1.88%
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR +7.5%, 12/31/13
(Acquired 12/31/07, Amortized Cost $21,000,000)	$21,000,000	20,555,493	1.69%
Visteon Corporation, 1st Lien Term Loan, LIBOR +3%, due 6/13/13
(Acquired 11/16/07, 11/20/07, 12/14/07, 12/19/07, and 12/20/07,
Amortized Cost $61,610,533)	$71,627,582	42,761,666	3.51%
Total Motor Vehicle Parts Manufacturing		86,259,533

Motor Vehicle Manufacturing (1.72%)
General Motors Corporation, Revolver, LIBOR+1.75%, due 7/20/11
(Acquired 9/26/07, 9/27/07, 10/18/07, 11/07/07, 12/04/07,
and 12/14/07, Amortized Cost $29,337,553)	$32,000,000	20,930,897	1.72%

Offices of Real Estate Agents and Brokers (2.65%)
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13
(Acquired 6/28/07, 7/9/07, 7/13/07, and 8/17/07, Amortized Cost $9,453,750)	$30,000,000	3,910,000	0.32%
Realogy Corporation, Term Loan B, LIBOR + 3%, due 10/10/13
(Acquired 7/17/07, 7/18/07, 7/19/07, 8/15/07, 8/16/07, 9/5/07,
9/12/07, 10/26/07, and 12/06/07, Amortized Cost $17,075,233)	$18,283,547	13,655,524	1.12%
Realogy Corporation, Delayed Draw Term Loan, LIBOR +3%, due 10/10/13
(Acquired 10/09/07, Amortized Cost $18,711,000)	$19,800,000	14,788,125	1.21%
Total Offices of Real Estate Agents and Brokers		32,353,649

Petroleum and Coal Products Manufacturing (1.79%)
Building Materials Corporation of America, 2nd Lien Term Loan, LIBOR + 5.75%, due 9/15/14
(Acquired 6/11/08 and 6/12/08, Amortized Cost $25,287,788)	$30,882,501	21,772,163	1.79%

Radio and Television Broadcasting (0.36%)
High Plains Broadcasting Operating Company, Term Loan, LIBOR + 5%, due 9/14/16
(Acquired 9/15/08, Amortized Cost $979,959)	$1,076,878	915,347	0.08%
Newport Television LLC, Term Loan B, LIBOR + 5%, due 9/14/16
(Acquired 5/1/08 and 5/29/08, Amortized Cost $3,704,099)	$4,070,439	3,459,873	0.28%
Total Radio and Television Broadcasting		4,375,220

Satellite Telecommunications (4.81%)
WildBlue Communications, Inc., 1st Lien Delayed Draw Term Loan,
LIBOR + 4.0% Cash + 2.5% PIK, due 12/31/09
(Acquired 6/28/07, Amortized Cost $28,890,446)	$30,427,838	28,520,012	2.34%
WildBlue Communications, Inc., 2nd Lien Delayed Draw Term Loan,
LIBOR + 5% Cash + 4.5% PIK, due 8/15/11
(Acquired 6/28/07, Amortized Cost $30,677,089)	$32,358,108	30,117,309	2.47%
Total Satellite Telecommunications		58,637,321

Semiconductor and Other Electronic Component Manufacturing (2.86%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 6.75%, due 12/18/12
(Acquired 1/24/08, Amortized Cost $32,548,711)	$37,639,699	34,816,722	2.86%

Sporting Goods, Hobby and Musical Instrument Stores (0.22%)
Toys R Us, Real Estate Term Loan, LIBOR +3%, due 12/9/08
(Acquired 10/18/06, Amortized Cost $3,007,500)	$3,000,000	2,634,000	0.22%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2008

Showing Percentage of Total Cash and Investments of the Partnership

	Principal Amount	Fair	Percent of Cash
Security	or Shares	Value	and Investments

Debt Securities (Continued)
Telecom Wireline (16.55%)
Cavalier Telephone Corporation, Senior Secured 1st Lien Term Loan,
LIBOR + 6.25% Cash + 1% PIK, due 12/31/12
(Acquired 4/18/08 and 4/24/08, Amortized Cost $1,874,292)	$2,400,249	$1,440,143	0.12%
Global Crossing Limited, Tranche B Term Loan, LIBOR + 6.25%, due 5/9/12
(Acquired 6/4/07, Amortized Cost $29,528,421)	$30,075,643	27,819,970	2.28%
Hawaiian Telcom Communications Inc., Tranche C Term Loan, LIBOR + 2.25%, due 4/30/12
(Acquired 4/22/08, 4/25/08, 4/28/08, 4/30/08, 5/15,08 and 5/19/08, Amortized Cost $2,204,970)	$2,901,086	2,021,091	0.17%
Hawaiian Telcom Communications Inc., Revolver, LIBOR + 2.25%, due 4/30/12
(Acquired 5/9/08 and 5/16/08, Cost $(1,644,383))	$8,097,801	(2,186,406)	-0.18%
Integra Telecom, Inc., 2nd Lien Term Loan, LIBOR + 7%, due 2/28/14
(Acquired 8/1/06, Amortized Cost $26,120,454) (8)	$27,208,806	24,215,837	1.99%
Integra Telecom, Inc., Term Loan, LIBOR + 10% PIK, due 8/31/14
(Acquired 9/05/07, Amortized Cost $39,714,017) (8)	$40,034,017	31,626,874	2.60%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/01/07, Amortized Cost $29,505,178) (8)	$30,339,514	25,485,192	2.09%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $44,251,265) (8)	$44,752,265	41,574,854	3.41%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17
(Acquired 8/29/07, Amortized Cost $5,607,877) - (Netherlands) (3), (8)	€4,103,088	5,305,051	0.44%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK, due 8/16/17
(Acquired 8/29/07, Amortized Cost $51,972,065) - (Netherlands) (3), (8)	€37,529,456	44,252,786	3.63%
Total Telecom Wireline		201,555,392

Total Bank Debt (Cost $969,971,471)		862,679,816

Other Corporate Debt Securities (12.70%)
Architectural, Engineering, and Related Services (1.37%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$26,625,000	16,742,865	1.37%

Gambling Industries (2.28%)
Harrah's Operating Company Inc., Senior Notes, 10.75%, due 2/1/16	$34,055,000	17,708,600	1.45%
Harrah's Operating Company Inc., Senior Notes, 5.375%, due 12/15/13	$30,222,000	10,157,010	0.83%
Total Gambling Industries		27,865,610

Home Furnishings Stores (0.21%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	2,561,985	0.21%

Industrial Machinery Manufacturing (1.41%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13
(Acquired 8/20/08, Amortized Cost $17,761,186) (5), (8)	$20,743,000	17,175,204	1.41%

Motor Vehicle Manufacturing (0.32%)
Fleetwood Enterprises, Convertible Bond, 5.0%, due 12/15/23	$4,080,000	3,906,600	0.32%

Offices of Real Estate Agents and Brokers (0.64%)
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$13,099,000	5,008,403	0.41%
Realogy Corporation, Senior Notes, 10.5%, due 4/15/14	$6,284,000	2,843,510	0.23%
Total Offices of Real Estate Agents and Brokers		7,851,913

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2008

Showing Percentage of Total Cash and Investments of the Partnership

	Principal Amount	Fair	Percent of Cash
Security	or Shares	Value	and Investments

Other Corporate Debt Securities (Continued)
Other Amusement and Recreation Industries (0.43%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes,
14% Cash or 15.625% PIK, due 10/1/13
(Acquired 10/01/07, Amortized Cost $13,385,761) (5)	$13,097,333	$5,238,933	0.43%

Plastics Product Manufacturing (0.36%)
Pliant Corporation, Senior Secured 2nd Lien Notes, 11.125%, due 9/1/09	$6,115,000	4,398,153	0.36%

Radio and Television Broadcasting (0.77%)
Radio One Inc., Sr. Sub Notes, 8.875%, due 7/1/11	$11,050,000	9,337,250	0.77%

Satellite Telecommunications (2.75%)
Satelites Mexicanos, Senior Secured FRN, LIBOR + 8.75%, due 11/30/11
(Acquired 3/13/08, 3/20/08, 3/24/08, 3/28/08, 3/31/08, 4/1/08, 4/3/08, 4/29/08, 5/13/08,
Amortized Cost $32,746,189) (5)	$35,199,380	33,440,819	2.75%

Sporting Goods, Hobby and Musical Instrument Stores (1.95%)
Michaels Stores, Inc., Senior Notes, 11.375%, due 11/01/16	$42,000,000	19,845,000	1.63%
Michaels Stores, Inc., Senior Unsecured Notes, 10%, due 11/01/14	$6,265,000	3,946,950	0.32%
Total Sporting Goods, Hobby and Musical Instrument Stores		23,791,950

Telecom Wireline (0.21%)
Hawaiian Telcom Communications, Senior FRN, LIBOR + 5.50%, due 5/1/13	$12,870,000	2,574,000	0.21%

Total Other Corporate Debt Securities (Cost $215,518,661)		154,885,282

Total Debt Securities (Cost $1,185,490,132)		1,017,565,098

Equity Securities (9.57%)
Activities Related to Credit Intermediation (0.62%)
Online Resources Corporation, Common Stock (3), (4), (6)	974,000	7,567,980	0.62%

Clothing Stores (1.94%)
Stage Stores Inc., Common Stock	1,729,952	23,631,144	1.94%

Data Processing, Hosting, and Related Services (0.40%)
GXS Holdings, Inc., Common Stock
(Acquired 3/28/08, Cost $2,510,633) (4), (5), (9)	2,611,059	4,673,795	0.38%
GXS Holdings, Inc., Series A Preferred Stock
(Acquired 3/28/08, Cost $100,425) (4), (5), (9)	104,442	186,952	0.02%
Total Data Processing, Hosting, and Related Services		4,860,747

Depository Credit Intermediation (2.21%)
Doral GP Ltd., GP Interest
(Acquired 7/12/07, Cost $225) (2), (4), (5), (6)	100	225	0.00%
Doral Holdings, LP Interest
(Acquired 7/12/07, Cost $24,911,825) (4), (5)	24,911,825	26,880,000	2.21%
Total Depository Credit Intermediation		26,880,225

Glass and Glass Products Manufacturing (3.48%)
Owens Corning, Inc., Common Stock (4)	1,772,334	42,376,506	3.48%

Industrial Machinery Manufacturing (0.17%)
GSI Group, Inc., Warrant to purchase Common Shares
(Acquired 8/20/08, Cost $3,030,191) (4), (5), (8)	581,053	2,045,307	0.17%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2008

Showing Percentage of Total Cash and Investments of the Partnership

	Principal Amount	Fair	Percent of Cash
Security	or Shares	Value	and Investments
Equity Securities (Continued)
Motor Vehicle Manufacturing (0.17%)
Fleetwood Enterprises, Inc., Common Stock (4)	2,046,038	$2,086,959	0.17%

Satellite Telecommunications (0.09%)
WildBlue Communications, Inc., Warrants to Purchase Common Stock
(Acquired 8/16/08, Cost $219,103) (4), (8)	16,893	1,149,907	0.09%

Telcom Wireline (0.49%)
NEF Kamchia Co-Investment Fund, LP Interest
(Acquired 7/31/07, Amortized Cost $8,963,704) (3), (4), (5), (8)	6,550,500	5,938,587	0.49%

Total Equity Securities (Cost $144,298,083)		116,537,362

Total Investments (Cost $1,329,788,215) (7)		1,134,102,460

Cash and Cash Equivalents (6.90%)
Chevron Funding, Commercial Paper, 1.93%, 10/6/08	$10,000,000	9,997,319	0.82%
Citicorp, Commercial Paper, 0.75%, 10/06/08	$10,000,000	9,993,333	0.82%
Citicorp, Commercial Paper, 2.50%, 10/03/08	$10,000,000	9,998,611	0.82%
GECC, Commercial Paper, 2.15%, 10/03/08	$10,000,000	9,998,806	0.82%
Toyota Motor Credit Corp., Commercial Paper, 2.00%, 10/01/08	$5,000,000	5,000,000	0.41%
Toyota Motor Credit Corp., Commercial Paper, 2.40%, 10/03/08	$18,500,000	18,497,533	1.53%
Union Bank of California, Commercial Paper, 2.10%, 10/03/08	$10,000,000	9,998,833	0.82%
Wells Fargo Overnight Repo, 0.55%, Collateralized by Federal Home Loan Bank Discount Note	$4,546,396	4,546,396	0.37%
Cash Denominated in Foreign Currency (Cost $3,497,073)	€556,725	784,537	0.07%
Cash Held on Account at Various Institutions	$5,152,651	5,152,651	0.42%
Total Cash and Cash Equivalents		83,968,019

Total Cash and Investments		$1,218,070,479	100.00%

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).

(3)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security.

(6)	Not a controlling position.

(7)	Includes investments with an aggregate fair value of $62,781,084 that have been segregated to collateralize certain unfunded commitments.

(8)	Priced by an independent third-party pricing service.

(9)	Priced by the Investment Manager.

Aggregate purchases and aggregate sales of investment securities, other than Government securities, totaled $759,632,371 and $312,505,779, respectively.
Aggregate purchases includes securities received as payment in-kind. Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $1,329,788,215. Net unrealized depreciation aggregated $195,685,755, of which $10,771,848 related to appreciated investment securities and $206,457,603 related to depreciated investment securities.

The total value of restricted securities and bank debt as of September 30, 2008 was $958,259,638 or 78.67% of total cash and investments of the Partnership.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2008

On January 1, 2008, the Partnership adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 also establishes a hierarchy that prioritizes the inputs used to measure fair value. The level category in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. At September 30, 2008, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Aggregate Value
1	Quoted prices in active markets for identical assets	$75,662,588
2	Other observable market inputs*	475,162,639
3	Independent third-party pricing sources that employ significant unobservable inputs	561,241,058
3	Internal valuations with significant unobservable inputs	22,036,175

* E.g. quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the nine months ended September 30, 2008 were as follows:

	Independent Third Party Valuation	Investment Manager Valuation
Beginning balance	$65,950,305	$10,216,550
Net realized and unrealized gains (losses)	(64,884,455)	1,663,706
Net acquisitions and dispositions	241,182,081	10,155,919
Net transfers in/out of category	318,993,127	-
Ending balance	$561,241,058	$22,036,175

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(64,884,455)	$1,663,706

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: December 1, 2008

By: /s/ Paul L. Davis
Name: Paul L. Davis
Title: Chief Financial Officer
Date: December 1, 2008